CONSOLIDATED INCOME STATEMENTS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED INCOME STATEMENTS
Energy consumption credit	$ 28,651	$ (324,218)	$ (351,083)